AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2011

File No. 033-50718
File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
                                                                  ACT OF 1933                                                             [  ]
                                        POST-EFFECTIVE AMENDMENT NO. 107                                     [X]
AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
                                                       COMPANY ACT OF 1940                                                 [  ]
                                                          AMENDMENT NO. 109                                                   [X]

THE ADVISORS’ INNER CIRCLE FUND II
(Exact Name of Registrant as Specified in Charter)

101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code     (800) 932-7781

Philip T. Masterson
c/o SEI Investments
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:
                                                         Timothy W. Levin, Esquire                                                               Christopher D. Menconi, Esquire
                                                         Morgan, Lewis & Bockius LLP                                                         Morgan, Lewis & Bockius LLP
                                                         1701 Market Street                                                                              1111 Pennsylvania Ave., NW
                                                         Philadelphia, Pennsylvania 19103                                                     Washington, DC 20004

It is proposed that this filing become effective (check appropriate box):

                                                                 [X]  Immediately upon filing pursuant to paragraph (b)
                                                                 [   ]  On [date] pursuant to paragraph (b)
                                                                 [   ]  60 days after filing pursuant to paragraph (a)(1)
                                                                 [   ]  On [date] pursuant to paragraph (a)(1)
                                                                 [   ]  75 days after filing pursuant to paragraph (a)(2)
                                                                 [   ]  On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 107 relates solely to the NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, NorthPointe Value Opportunities Fund and the NorthPointe Micro Cap Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 107 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of March, 2011.

THE ADVISORS’ INNER CIRCLE FUND II

By:  /s/ Philip T. Masterson
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                      *                                                   Trustee                                                                                                   March 21, 2011
Charles E. Carlbom

                      *                                                   Trustee                                                                                                   March 21, 2011
John K. Darr

                      *                                                   Trustee                                                                                                   March 21, 2011
William M. Doran

                      *                                                   Trustee                                                                                                  March 21, 2011
Mitchell A. Johnson

                      *                                                   Trustee                                                                                                  March 21, 2011
Betty L. Krikorian

                      *                                                   Trustee                                                                                                   March 21, 2011
Robert A. Nesher

                      *                                                  Trustee                                                                                                    March 21, 2011
James M. Storey

                     *                                                    Trustee                                                                                                   March 21, 2011
George J. Sullivan, Jr.

/s/ Philip T. Masterson                                   President                                                                                               March 21, 2011
Philip T. Masterson

                      *                                                  Treasurer, Controller &                                                                        March 21, 2011
Michael Lawson                                             Chief Financial Officer

*By:     /s/ Philip T. Masterson
            * Philip T. Masterson, Attorney-in-Fact

Exhibit Index

Exhibit Number           Description

EX-101.INS                                 XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                               XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                               XBRL Taxomony Extension Presentation Linkbase